SHARE-BASED COMPENSATION - Schedule of Non-vested RSU Activities (Details) - Restricted share units	9 Months Ended
Sep. 30, 2025 $ / shares shares
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding | shares	5,377,416
Granted | shares	1,261,304
Vested | shares	(804,947)
Forfeited | shares	(542,996)
Numbers of shares, Outstanding | shares	5,290,777
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.75
Weighted average grant date fair value, Granted | $ / shares	1.71
Weighted average grant date fair value, Vested | $ / shares	1.47
Weighted average grant date fair value, Forfeited | $ / shares	1.34
Weighted average grant date fair value, Outstanding | $ / shares	$ 0.81